Document and Entity Information	12 Months Ended
Dec. 31, 2020
Document And Entity Information
Entity Registrant Name	Pacific Ventures Group, Inc.
Entity Central Index Key	0000882800
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 3
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false